UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cadian Capital Management, LLC

Address:  461 Fifth Avenue
          24th Floor
          New York, New York  10017

13F File Number: 028-12842

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Graham Quigley
Title:    Chief Financial Officer
Phone:    (212) 792-8800

Signature, Place and Date of Signing:


/s/ Graham Quigley              New York, New York         August 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  2

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total:  $428,400
                                         (thousands)

List of Other Included Managers:

No.       Form 13F File Number     Name

1.        028-12841                Cadian Fund LP

2.        028-12845                Cadian Offshore Fund Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                   Cadian Capital Management, LLC
                                                            June 30, 2008
          COLUMN 1                COLUMN 2     COLUMN 3     COL 4         COLUMN 5       COL 6          COL 7         COLUMN 8

                                                           MARKET
                                  TITLE OF       CUSIP      VALUE   SHRS OR   SH/ PUT/  INVSTMT         OTHER    VOTING AUTHORITY
       NAME OF ISSUER              CLASS         NUMBER    (x1000)  PRN AMT   PRN CALL  DISCRTN         MNGRS SOLE       SHARED NONE
3PAR INC                            COM        88580F109    8,095   1,032,500 SH        SHARED-DEFINED  1, 2   1,032,500
ADVANCED MEDICAL OPTICS INC         COM        00763M108    3,694     197,100 SH        SHARED-DEFINED  1, 2     197,100
AMERICAN SUPERCONDUCTOR CORP        COM        030111108    3,723     103,844 SH        SHARED-DEFINED  1, 2     103,844
AMERICAN SUPERCONDUCTOR CORP        COM        030111108   12,548     350,000      PUT  SHARED-DEFINED  1, 2     350,000
ARCSIGHT INC                        COM        039666102    5,499     624,943 SH        SHARED-DEFINED  1, 2     624,943
BANKRATE INC                        COM        06646V108    1,244      31,828 SH        SHARED-DEFINED  1, 2      31,828
CADENCE DESIGN SYSTEM INC           COM        127387108    6,225     616,300 SH        SHARED-DEFINED  1, 2     616,300
CHINA DIGITAL TV HLDG CO LTD   SPONSORED ADR   16938G107    2,315     166,420 SH        SHARED-DEFINED  1, 2     166,420
CITRIX SYS INC                      COM        177376100    2,647      90,000 SH        SHARED-DEFINED  1, 2      90,000
CYPRESS SEMICONDUCTOR CORP          COM        232806109   24,404     986,031 SH        SHARED-DEFINED  1, 2     986,031
ELECTRONIC ARTS INC                 COM        285512109    9,997     225,000 SH        SHARED-DEFINED  1, 2     225,000
ELECTRONICS FOR IMAGING INC         COM        286082102    5,840     400,000 SH        SHARED-DEFINED  1, 2     400,000
ENER1 INC                         COM NEW      29267A203    1,484     200,000 SH        SHARED-DEFINED  1, 2     200,000
F5 NETWORKS INC                     COM        315616102   24,868     875,035 SH        SHARED-DEFINED  1, 2     875,035
FIDELITY NATL INFORMATION SV        COM        31620M106   27,683     750,000 SH        SHARED-DEFINED  1, 2     750,000
FOUNDRY NETWORKS INC                COM        35063R100    3,842     325,000 SH        SHARED-DEFINED  1, 2     325,000
HOLOGIC INC                         COM        436440101   38,150   1,750,000 SH        SHARED-DEFINED  1, 2   1,750,000
INNERWORKINGS INC                   COM        45773Y105      352      29,400 SH        SHARED-DEFINED  1, 2      29,400
INVERNESS MED INNOVATIONS IN        COM        46126P106   48,925   1,474,978 SH        SHARED-DEFINED  1, 2   1,474,978
INVERNESS MED INNOVATIONS IN        COM        46126P106   39,804   1,200,000     CALL  SHARED-DEFINED  1, 2   1,200,000
IXIA                                COM        45071R109   22,466   3,232,484 SH        SHARED-DEFINED  1, 2   3,232,484
LIONBRIDGE TECHNOLOGIES INC         COM        536252109    9,191   3,562,534 SH        SHARED-DEFINED  1, 2   3,562,534
MAGMA DESIGN AUTOMATION             COM        559181102   24,922   4,105,834 SH        SHARED-DEFINED  1, 2   4,105,834
MENTOR GRAPHICS CORP                COM        587200106   16,590   1,050,000 SH        SHARED-DEFINED  1, 2   1,050,000
NETAPP INC                          COM        64110D104    8,123     375,000 SH        SHARED-DEFINED  1, 2     375,000
ORION ENERGY SYSTEMS INC            COM        686275108      563      56,263 SH        SHARED-DEFINED  1, 2      56,263
PEGASYSTEMS INC                     COM        705573103    8,063     599,000 SH        SHARED-DEFINED  1, 2     599,000
PHARMANET DEV GROUP INC             COM        717148100   14,982     950,000 SH        SHARED-DEFINED  1, 2     950,000
QUALCOMM INC                        COM        747525103   10,205     230,000 SH        SHARED-DEFINED  1, 2     230,000
RIVERBED TECHNOLOGY INC             COM        768573107    9,767     711,882 SH        SHARED-DEFINED  1, 2     711,882
TERADATA CORP DEL                   COM        88076W103    8,432     364,400 SH        SHARED-DEFINED  1, 2     364,400
TOMOTHERAPY INC                     COM        890088107    4,850     543,148 SH        SHARED-DEFINED  1, 2     543,148
UNIVERSAL AMERICAN CORP             COM        913377107   18,907   1,850,000     CALL  SHARED-DEFINED  1, 2   1,850,000

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